Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,765,276.50
Total Fee Amount	2,067.58
Total Offset Amount	0.00
Net Fee	$ 2,067.58
Offering Table N/A
Offset Table N/A	N/A